Equity (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Schedule of the Entity's Quotaholders
The Entity’s shareholders as of December 31, 2021 and 2020 are presented in the table below:

Shareholders	12/31/2019 Quantity	Subscribed	Transferred	12/31/2020 Quantity
Salzburg Empreendimentos e Participações Ltda.	1,206,000.00	—	—	1,206,000.00
Vinci Partners Participações Ltda.	4,194,000.00	—	—	4,194,000.00
Others Shareholders	3,195,000.00	135,000	—	3,330,000.00

Total	8,595,000.00	135,000	—	8,730,000.00

Shareholders	12/31/2020 Quantity	Subscribed	Transferred (*)	Repurchased	12/31/2021 Quantity
Gilberto Sayão da Silva (Class B)	—	—	14,466,239	—	14,466,239
Alessandro Monteiro Morgado Horta (Class A)	—	—	8,226,422	—	8,226,422
Paulo Fernando Carvalho de Oliveira (Class A)	—	—	2,066,605	—	2,066,605
Bruno Augusto Sacchi Zaremba (Class A)	—	—	1,446,624	—	1,446,624
Sergio Passos Ribeiro (Class A)	—	—	1,239,963	—	1,239,963
Lywal Salles Filho (Class A)	—	—	206,661	—	206,661
Public Float (Class A)	—	15,271,488	—	(758,011)	14,513,477
Other Shareholders (Class A)	—	—	13,989,586	—	13,989,586
Treasury shares (Class A)	—	—	—	758,011	758,011

Total	—	15,271,488	41,642,100	—	56,913,588
(*) All of the quotaholders of Vinci Partners Investimentos Ltda contributed the entirety of their quotas to Vinci Partners Investments Ltd. In return for this contribution, the Entity issued 14,466,239 new Class B common shares and 27,175,861 new Class A common shares, in each case in a one-to-4.77
exchange for the quotas of Vinci Partners Investimentos Ltda to the quotas
of Vinci Partners Investments Ltd.

Schedule of Basic and Diluted Earnings Per Quota
g)	Basic and diluted earnings per share/quota

a) Basic earning per share/quota	2021	2020	2019
From continuing operations attributable to the ordinary equity holders of the Entity	3.77	19.60	17.41

Total basic earning per share/quota attributable to the ordinary equity holders of the Entity	3.77	19.60	17.41

b) Diluted earning per share/quota	2021	2020	2019
From continuing operations attributable to the ordinary equity holders of the Entity	3.77	19.60	17.41

Total basic earning per share/quota attributable to the ordinary equity holders of the Entity	3.77	19.60	17.41

c) Reconciliations of earnings used in calculating earnings per share/quota

Basic earnings per share/quota:	2021	2020	2019
Profit attributable to the ordinary equity holders of the Entity used in calculating basic earnings per share/quota:
From continuing operations	208,615	170,199	151,373

	208,615	170,199	151,373

Diluted earnings per share/quota:	2021	2020	2019
Profit from continuing operations attributable to the ordinary equity holders of the Entity
Used in calculating basic earnings per share/quota	208,615	170,199	151,373

Used in calculating diluted earnings per share/quota	208,615	170,199	151,373

d) Weighted average number of share/quotas used as the denominator

	Number 2021	Number 2020	Number 2019
Weighted average number of ordinary share/quotas used as the denominator in calculating basic earnings per share/quota:	55,387,859	8,683,893	8,688,082
Adjustments for calculation of diluted earnings per share/quota:	—	—	—

Weighted average number of ordinary share/quotas and potential ordinary share/quotas used as the denominator in calculating diluted earnings per share/quota	55,387,859	8,683,893	8,688,082